Davis Balanced Fund
Authorized series of
Davis Series, Inc.
Supplement dated February 25, 2026
to the Summary Prospectus dated May 1, 2025
Effective March 1, 2026, Erik Jones will replace Creston King as Co-Portfolio Manager for Davis Balanced Fund. All references to Creston King are removed in their entirety.

The “Management” section of the Davis Balanced Fund Summary Prospectus is replaced with the following:
Management
Investment Adviser. Davis Selected Advisers, L.P. serves as the Fund’s investment adviser.
Sub-Adviser. Davis Selected Advisers–NY, Inc., a wholly owned subsidiary of the Adviser, serves as the Fund’s sub-adviser.
Portfolio Managers. As of the date of this prospectus, the Portfolio Managers listed below are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.
Portfolio Managers	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Christopher Davis	Since July 2016	Chairman, Davis Selected Advisers, L.P.
Erik Jones	Since March 2026	Portfolio Manager, Davis Selected Advisers, L.P.
Darin Prozes	Since October 2021	Vice President, Davis Selected Advisers–NY, Inc.

Davis Government Bond Fund
Authorized series of
Davis Series, Inc.
Supplement dated February 25, 2026
to the Summary Prospectus dated May 1, 2025
Effective March 1, 2026, Erik Jones will replace Creston King as the Portfolio Manager for Davis Government Bond Fund. All references to Creston King are removed in their entirety.

The “Management” section of the Davis Government Bond Fund Summary Prospectus is replaced with the following:
Management
Investment Adviser. Davis Selected Advisers, L.P. serves as the Fund’s investment adviser.
Sub-Adviser. Davis Selected Advisers–NY, Inc., a wholly owned subsidiary of the Adviser, serves as the Fund’s sub-adviser.
Portfolio Manager	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Erik Jones	Since March 2026	Portfolio Manager, Davis Selected Advisers, L.P.

Davis Government Money Market Fund
Authorized series of
Davis Series, Inc.
Supplement dated February 25, 2026
to the Summary Prospectus dated May 1, 2025
Effective March 1, 2026, Erik Jones will replace Creston King as the Portfolio Manager for Davis Government Money Market Fund. All references to Creston King are removed in their entirety.

The “Management” section of the Davis Government Money Market Fund Summary Prospectus is replaced with the following:
Management
Investment Adviser. Davis Selected Advisers, L.P. serves as the Fund’s investment adviser.
Sub-Adviser. Davis Selected Advisers–NY, Inc., a wholly owned subsidiary of the Adviser, serves as the Fund’s sub-adviser.
Portfolio Manager	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Erik Jones	Since March 2026	Portfolio Manager, Davis Selected Advisers, L.P.

Davis Balanced Fund
Davis Government Bond Fund
Davis Government Money Market Fund
Authorized series of
Davis Series, Inc.
Supplement dated February 25, 2026
to the Prospectus dated May 1, 2025
Effective March 1, 2026, Erik Jones will replace Creston King as Co-Portfolio Manager for Davis Balanced Fund and as the Portfolio Manager for Davis Government Bond Fund and Davis Government Money Market Fund. All references to Creston King are removed in their entirety.

The “Management” section of the Davis Balanced Fund Summary portion of the Statutory Prospectus is replaced with the following:
Management
Investment Adviser. Davis Selected Advisers, L.P. serves as the Fund’s investment adviser.
Sub-Adviser. Davis Selected Advisers–NY, Inc., a wholly owned subsidiary of the Adviser, serves as the Fund’s sub-adviser.
Portfolio Managers. As of the date of this prospectus, the Portfolio Managers listed below are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.
Portfolio Managers	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Christopher Davis	Since July 2016	Chairman, Davis Selected Advisers, L.P.
Erik Jones	Since March 2026	Portfolio Manager, Davis Selected Advisers, L.P.
Darin Prozes	Since October 2021	Vice President, Davis Selected Advisers–NY, Inc.

The “Management” section of the Davis Government Bond Fund Summary portion of the Statutory Prospectus is replaced with the following.
Management
Investment Adviser. Davis Selected Advisers, L.P. serves as the Fund’s investment adviser.
Sub-Adviser. Davis Selected Advisers–NY, Inc., a wholly owned subsidiary of the Adviser, serves as the Fund’s sub-adviser.
Portfolio Manager	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Erik Jones	Since March 2026	Portfolio Manager, Davis Selected Advisers, L.P.

The “Management” section of the Davis Government Money Market Fund Summary portion of the Statutory Prospectus is replaced with the following.
Management
Investment Adviser. Davis Selected Advisers, L.P. serves as the Fund’s investment adviser.
Sub-Adviser. Davis Selected Advisers–NY, Inc., a wholly owned subsidiary of the Adviser, serves as the Fund’s sub-adviser.
Portfolio Manager	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Erik Jones	Since March 2026	Portfolio Manager, Davis Selected Advisers, L.P.

The following replaces the “Portfolio Managers: Davis Balanced Fund” section of the Statutory Prospectus:
Davis Balanced Fund
Christopher Davis serves as the Chair of Davis Advisors’ Portfolio Review Committee. In this role, Mr. Davis has general oversight responsibilities for the Fund, which includes capital allocation of the Fund’s assets among the Portfolio Managers. The Portfolio Managers listed below are primarily responsible for the day-to-day management of a substantial majority of the Fund’s assets. All investment decisions are made within the parameters established by the Fund’s investment objectives, strategies, and restrictions.
◼
Christopher Davis has served as a Portfolio Manager of the Fund since July 2016 and also manages other equity funds advised by Davis Advisors. Mr. Davis has served as an analyst and Portfolio Manager for Davis Advisors since September 1989.
◼
Erik Jones has served as a Portfolio Manager of the Fund since March 2026 and also manages fixed income and money market funds advised by Davis Advisors. Mr. Jones has served as a Portfolio Manager for Davis Advisors since March 2026. Mr. Jones is responsible for the management of the fixed income segment of the Fund.
◼
Darin Prozes has served as a Portfolio Manager of the Fund since October 2021, manages other equity funds advised by Davis Advisors, and also serves as a research analyst for Davis Advisors. Mr. Prozes joined Davis Advisors in September 2004.

The following replaces the “Portfolio Managers: Davis Government Bond Fund” and “Davis Government Money Market Fund” section of the Statutory Prospectus:
Davis Government Bond Fund and Davis Government Money Market Fund
◼
Erik Jones has served as a Portfolio Manager of Davis Government Bond Fund and Davis Government Money Market Fund since March 2026.

Davis Balanced Fund
Davis Government Bond Fund
Davis Government Money Market Fund
Authorized series of
Davis Series, Inc.
Supplement dated February 25, 2026
to the Statement of Additional Information dated May 1, 2025
Effective March 1, 2026, Erik Jones will replace Creston King as Co-Portfolio Manager for Davis Balanced Fund and as the Portfolio Manager for Davis Government Bond Fund and Davis Government Money Market Fund.

The “Davis Balanced Fund” and “Davis Government Bond Fund & Davis Government Money Market Fund” sections under “Portfolio Managers” in the Statement of Additional Information is updated with the following information.
Davis Balanced Fund. The Portfolio Managers of the Davis Balanced Fund are Christopher Davis, Erik Jones, and Darin Prozes. They are the persons primarily responsible for investing the Fund’s assets on a daily basis.
Davis Government Bond Fund & Davis Government Money Market Fund. The Portfolio Manager of the Davis Government Bond Fund and the Davis Government Money Market Fund is Erik Jones. He is the person primarily responsible for investing the Funds’ assets on a daily basis.
The “Structure of Compensation” for Creston King in the Statement of Additional Information is removed in its entirety and is replaced with the following:
Erik Jones’ compensation for services provided to the Adviser consists of: (1) a base salary; (2) an annual bonus based principally upon long-term fund performance relative to similar funds; (3) awards of equity (“Units”) in Davis Advisors including Units, and/or phantom Units; and (4) an incentive plan whereby the Adviser purchases shares in certain mutual funds managed by the Adviser, which vest based on the passage of time provided that the Portfolio Manager is still employed by the Adviser; (5) an incentive plan whereby the Adviser purchases shares in selected mutual funds managed by the Adviser. In the case of fund shares purchased as described above in (5), at the end of specified periods, generally five-years following the date of purchase, some, all, or none of the Fund shares will be registered in the employee’s name based on Fund performance, after expenses on a pre-tax basis, versus the Fund’s benchmark index, as described in the Fund’s prospectus or, in limited cases, based on performance ranking among established peer groups. The Adviser does not purchase incentive shares in every fund this Portfolio Manager manages or assists on. The Advisers’ Portfolio Managers are provided benefits packages including life insurance, health insurance, and participation in the Advisers’ 401(k) plan comparable to that received by other company employees.